Financial Assets at FVTPL (Tables)	12 Months Ended
Oct. 31, 2024
Financial Assets at FVTPL [Abstract]
Schedule of Financial Assets at FVTPL
	As of October 31,
	2024	2023
	US$	US$
Unlisted equity securities	1,191	488
Listed equity securities	23,485	-
Movie income right investments (note (ii))	12,123	5,523
	36,799	6,011
Presented as:
Current	12,123	5,723
Non-current (note (i))	24,676	288
	36,799	6,011
(i)	The Company classified certain equity securities as non-current when these equity securities are held for long-term purposes and would realize their performance potential in the long run.

(ii)	The Group entered into movie income right agreements with certain production houses. In accordance with the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreement. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns will be added to the carrying amounts of financial assets.